Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities - USD ($)	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Fair value at beginning	$ 9,659,985	$ 14,835,000
Initial measurement on March 15, 2021			14,950,000
Change in valuation inputs or other assumptions	(1,609,997)	(5,175,015)	(115,000)
Fair value at ending	8,049,988	9,659,985	14,835,000
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Fair value at beginning	7,891,333	9,255,999
Initial measurement on March 15, 2021			9,255,999
Change in valuation inputs or other assumptions	(415,333)	(1,364,666)
Fair value at ending	7,476,000	7,891,333	9,255,999
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Fair value at beginning	17,551,318	24,090,999
Initial measurement on March 15, 2021			24,205,999
Change in valuation inputs or other assumptions	(2,025,330)	(6,539,681)	(115,000)
Fair value at ending	$ 15,525,988	$ 17,551,318	$ 24,090,999